UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jane P. Bates
Title:   Operations Manager
Phone:   603-224-2994
Signature, Place, and Date of Signing:

                        Concord, NH    April 26, 2000

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: 110,007



List of Other Included Managers:  None.

No.  13F File Number    Name

Harvest Capital Management
FORM 13F
March 31, 2000

                                                                Voting Authority
                                                                ----------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole
Shared  None
-------------------------------------------     ----    ------- ---------------
AT&T    COM     00195710     363    6438SH              Sole                6438
Abbott LCOM     00282410     287    8166SH              Sole                8166
AmericanCOM     02581610    3782   25395SH              Sole               25395
AmericanCOM     02660910     933   17350SH              Sole               17350
AmericanCOM     02687410     239    2179SH              Sole                2179
Ariba   COM     04033V10     804    3835SH              Sole                3835
BP AmocoCOM     05562210    1895   35596SH              Sole               35596
Bell AtlCOM     07785310     300    4906SH              Sole                4906
BellSoutCOM     07986010     304    6476SH              Sole                6476
Bristol COM     11012210    3237   55810SH              Sole               55810
CBS     COM     12490K10    5145   90865SH              Sole               90865
CMGI, InCOM     12575010     691    6100SH              Sole                6100
Charles COM     80851310    2950   51925SH              Sole               51925
CheckfreCOM     16281610     434    6150SH              Sole                6150
Chevron COM     16675110     428    4630SH              Sole                4630
Cisco   COM     17275R10    6027   77950SH              Sole               77950
CitigrouCOM     17296710    3270   54615SH              Sole               54615
Colgate COM     19416210    3363   59652SH              Sole               59652
Deere & COM     24419910    2696   70960SH              Sole               70960
Dell ComCOM     24702510    2662   49350SH              Sole               49350
EMC CorpCOM     26864810     906    7187SH              Sole                7187
Enron CoCOM     29356110    4902   65475SH              Sole               65475
Estee LaCOM     51843910    3707   74040SH              Sole               74040
Exodus CCOM     30208810    1006    7160SH              Sole                7160
ExxonMobCOM     30231G10    2835   36341SH              Sole               36341
Fedex CoCOM     31428X10    1631   42010SH              Sole               42010
Fenwal CCOM     J1346Y10     203   29000SH              Sole               29000
Ford MotCOM     34537010    3040   66175SH              Sole               66175
Freddie COM     31340030    2473   55965SH              Sole               55965
Gannett COM     36473010    3334   47375SH              Sole               47375
General COM     36960410    4079   26212SH              Sole               26212
Herman MCOM     60054410    1682   60075SH              Sole               60075
Home DepCOM     43707610     245    3800SH              Sole                3800
HoneywelCOM     43851610    2272   43121SH              Sole               43121
HouseholCOM     44181510    2300   61653SH              Sole               61653
IBM     COM     45920010     255    2162SH              Sole                2162
Intel   COM     45814010    5370   40698SH              Sole               40698
Johnson COM     47816010     277    3950SH              Sole                3950
Lernout COM     B5628B10    2994   27093SH              Sole               27093
Lucent TCOM     54946310     277    4526SH              Sole                4526
Merck   COM     58933110     697   11226SH              Sole               11226
MicrosofCOM     59491810     249    2342SH              Sole                2342
Molex, ICOM     60855410    1883   32058SH              Sole               32058
Oracle CCOM     68389X10    9895  126760SH              Sole              126760
Pitney BCOM     72447910     399    8930SH              Sole                8930
Regent VCOM     75890F10       1   10000SH              Sole               10000
Royal DuCOM     78025780    1585   27417SH              Sole               27417
SBC CommCOM     78387G10     229    5435SH              Sole                5435
SchlumbeCOM     80685710     597    7800SH              Sole                7800
Sprint CCOM     85206110    2318   36650SH              Sole               36650
Staples COM     85503010    1076   53825SH              Sole               53825
Time WarCOM     88731510    5928   59280SH              Sole               59280
Walmart COM     93114210     506    8957SH              Sole                8957
Yahoo!  COM     98433210     266    1550SH              Sole                1550
ArchstonRTS     03958110     207   10400SH              Sole               10400
Simon PrRTS     82880610     211    9050SH              Sole                9050
Mass Mutual Corp57629210     362   18550SH              Sole               18550
REPORT S      57DATA REC  110207        0      OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED